Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents (Note 4)	$ 22,185	$ 9,577
Short term deposits	4,100
Accounts receivable, net (Note 17B)	25,451	28,817
Inventories (Note 5)	24,355	24,034
Due from affiliates (Note 24)	388	384
Other current assets (Note 6)	3,357	2,414
Deferred tax asset (Note 23)	110	54
Total current assets	79,946	65,280
Fixed assets (Note 7)
Cost	26,580	26,485
Less - Accumulated depreciation	12,003	11,408
Fixed assets, net	14,577	15,077
Restricted deposits (Note 8)		5,182
Long term inventory (Note 5)	1,954	2,304
Deferred tax asset (Note 23)	132	152
Other assets (Note 9)	304	460
Intangible assets, net (Note 10)	4,191	4,163
Goodwill (Note 10)	3,653	3,653
Total noncurrent assets	10,234	15,914
Total assets	104,757	96,271
Current liabilities
Short term loan (Note 11)	3,000	1,409
Accounts payable - trade	6,773	9,761
Long term bank loans - current portion (Note 13)	1,700	433
Other current liabilities (Note 12)	21,568	21,408
Total current liabilities	33,041	33,011
Long term liabilities
Long term bank loans (Note 13)	2,092	758
Liability for employee severance benefits (Note 15)	652	626
Other long term liabilities (Note 16)	9,039	7,884
Total noncurrent liabilities	11,783	9,268
Total liabilities	44,824	42,279
Commitments and contingencies (Note 17)
Shareholders' equity (Note 19)
Ordinary shares NIS 0.01 par value, authorized 100,000,000 shares, issued 31,810,340 in 2011 and 31,370,359 in 2010, outstanding 29,717,964 in 2011 and 29,277,983 in 2010	133	132
Additional paid-in capital	61,014	60,452
Retained earnings (accumulated losses)	684	(4,694)
Total shareholders' equity before treasury stock	61,831	55,890
Treasury stock, at cost (2,092,376 in 2011 and in 2010)	(1,898)	(1,898)
Total shareholders' equity	59,933	53,992
Total liabilities and shareholders' equity	$ 104,757	$ 96,271